CASH AND CASH EQUIVALENTS - Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Nov. 03, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash on hand	$ 2,019	$ 2,248
Bank balances	552,187	480,566
Overnight	75,236	259,129
Total Cash	629,442	741,943
Cash equivalents
Time deposits	995,613	379,280
Mutual funds	89,706	95,452
Total cash equivalents	1,085,319	474,732
Total cash and cash equivalents	1,714,761	1,216,675	$ 1,100,000	$ 1,046,835	$ 1,695,841
Interest earning bank balances	$ 391,966	$ 274,235